Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Taxes [Line Items]
Increase (decrease) in valuation allowance	$ 95,000	$ 545,000	$ (16,676,000)
Remaining valuation allowance	857,000	761,000
Increase in tax provision			842,000
Undistributed earnings	37,200,000
United States-Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforward	$ 9,900,000
Expiration beginning year for net operating loss carryforward	2019
Expiration ending year for net operating loss carryforward	2026